Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Debt securities	£ 73,314	£ 75,932	£ 69,150
Deposits		5,269
Liabilities to customers under investment contracts		37
Repurchase agreements	40,338	19,760	25,035
Other financial liabilities		4,387
Financial liabilities designated at fair value	173,718	96,031	£ 91,745
Cumulative own credit net loss recognised	179	239
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [line items]
Debt securities	42,563	34,985
Deposits	4,448	5,269
Liabilities to customers under investment contracts	0	37
Repurchase agreements	126,691	55,710
Other financial liabilities	16	30
Contractual carrying amount due on maturity [Member]
Disclosure of financial liabilities [line items]
Debt securities	46,920	37,034
Deposits	4,414	5,303
Liabilities to customers under investment contracts	0	0
Repurchase agreements	126,822	55,760
Other financial liabilities	16	30
Financial liabilities designated at fair value	£ 178,172	£ 98,127